PREPAIDS AND OTHER (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 1,159	$ 639
Insurance and licenses	7,601	3,009
Other	5,419	4,178
Prepaids and other	$ 14,179	$ 7,826